Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
September 30, 2025
VIPFLI-II-NPRT3-1125
1.822345.120
Bond Funds - 58.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	394,393	3,703,349
Fidelity International Bond Index Fund (a)	92,206	865,814
Fidelity Long-Term Treasury Bond Index Fund (a)	97,299	916,561
VIP High Income Portfolio - Investor Class (a)	61,251	310,544
VIP Investment Grade Bond II Portfolio - Investor Class (a)	936,618	9,160,123
TOTAL BOND FUNDS (Cost $15,168,372)		14,956,391

Domestic Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	368	35,939
VIP Contrafund Portfolio - Investor Class (a)	9,759	640,869
VIP Equity Income Portfolio - Investor Class (a)	17,364	519,357
VIP Growth & Income Portfolio - Investor Class (a)	20,297	714,052
VIP Growth Portfolio - Investor Class (a)	9,843	1,062,812
VIP Mid Cap Portfolio - Investor Class (a)	4,295	163,521
VIP Value Portfolio - Investor Class (a)	18,630	362,345
VIP Value Strategies Portfolio - Investor Class (a)	11,556	179,576
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,784,703)		3,678,471

International Equity Funds - 15.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	84,980	1,294,239
VIP Overseas Portfolio - Investor Class (a)	89,663	2,700,655
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,284,255)		3,994,894

Money Market Funds - 12.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $3,093,433)	3.95	3,093,433	3,093,433

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,330,763)	25,723,189
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	25,723,188

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	35,939	-	-	-	-	35,939	368
Fidelity Inflation-Protected Bond Index Fund	3,653,389	296,267	446,603	42,159	(26,340)	226,636	3,703,349	394,393
Fidelity International Bond Index Fund	867,424	95,681	105,276	10,139	(4,029)	12,014	865,814	92,206
Fidelity Long-Term Treasury Bond Index Fund	836,058	296,045	245,993	28,256	(30,595)	61,046	916,561	97,299
VIP Contrafund Portfolio - Investor Class	652,726	119,114	207,937	19,847	6,924	70,042	640,869	9,759
VIP Emerging Markets Portfolio - Investor Class	1,624,010	245,735	965,552	-	135,543	254,503	1,294,239	84,980
VIP Equity Income Portfolio - Investor Class	532,591	85,358	160,251	3,918	6,772	54,887	519,357	17,364
VIP Government Money Market Portfolio - Investor Class	2,581,462	1,097,641	585,670	86,437	-	-	3,093,433	3,093,433
VIP Growth & Income Portfolio - Investor Class	730,727	113,732	227,082	7,039	27,585	69,090	714,052	20,297
VIP Growth Portfolio - Investor Class	1,081,755	168,206	298,270	12,452	(15,981)	127,102	1,062,812	9,843
VIP High Income Portfolio - Investor Class	307,222	6,877	28,274	649	(2,243)	26,962	310,544	61,251
VIP Investment Grade Bond II Portfolio - Investor Class	9,217,327	696,704	1,304,952	2,029	(44,690)	595,734	9,160,123	936,618
VIP Mid Cap Portfolio - Investor Class	167,677	35,055	42,049	7,376	(2,187)	5,025	163,521	4,295
VIP Overseas Portfolio - Investor Class	2,502,752	507,335	805,243	28,488	105,161	390,650	2,700,655	89,663
VIP Value Portfolio - Investor Class	374,248	64,818	84,014	13,854	(3,739)	11,032	362,345	18,630
VIP Value Strategies Portfolio - Investor Class	186,018	31,121	38,798	3,317	(2,564)	3,799	179,576	11,556
	25,315,386	3,895,628	5,545,964	265,960	149,617	1,908,522	25,723,189

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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